SCHEDULE OF LOANS FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Due To Related Parties
Other loans payable to related parties, current	$ 4,001,091	$ 4,907,181
Other loans payable to related parties, non-current	1,789	1,820
Total loans payable to related parties	$ 4,002,880	$ 4,909,001